Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisition-Related Costs

Acquisition-related costs for both related party and third party transactions are included in general and administrative expenses in the accompanying statements of operations for the periods indicated below (in thousands):

For the Year Ended
December 31,
2014	2013	2012
$4,363	$6,729	$4,135

Summary of Fair Value Assessment of Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary fair value of the third party assets acquired and liabilities assumed in the Wyoming Acquisition (in thousands):

Wyoming
Acquisition
Oil and gas properties	$930,168
Asset retirement obligations	(3,980)
Revenues payable	(375)
Accrued liabilities	(19,693)
Total identifiable net assets	$906,120

The following table summarizes the fair value assessment of the assets acquired and liabilities assumed as of the acquisition date (in thousands):

Eagle Ford
Acquisition
Oil and gas properties	$168,606
Asset retirement obligations	(285)
Accrued liabilities	(250)
Total identifiable net assets	$168,071

. The following table summarizes the fair value of the third party assets acquired and liabilities assumed as of each acquisition date (in thousands):

	East Texas	Rockies
	Acquisition	Acquisition
Oil and gas properties	$9,974	$20,744
Asset retirement obligations	(78)	(1,163)
Accrued liabilities	—	(118)
Total identifiable net assets	$9,896	$19,463

The following table summarizes the fair value of the third party assets acquired and liabilities assumed as of each acquisition date (in thousands).

	Undisclosed Seller	Goodrich	Menemsha	Other
	Acquisition	Acquisition	Acquisition	Acquisitions
Oil and gas properties	$36,865	$91,187	$75,114	$80,591
Prepaid expenses and other current assets	—	425	—	—
Revenues payable	—	(875)	—	—
Asset retirement obligations	(321)	(161)	(408)	(4,558)
Accrued liabilities	(83)	(153)	—	—
Total identifiable net assets	$36,461	$90,423	$74,706	$76,033

Supplemental Pro Forma Information

The following unaudited pro forma combined results of operations are provided for the year ended December 31, 2014 and 2013 as though the Eagle Ford Acquisition and Wyoming Acquisition had been completed on January 1, 2013. The unaudited pro forma financial information was derived from the historical combined statements of operations of the Partnership and the previous owners and adjusted to include: (i) the revenues and direct operating expenses associated with oil and gas properties acquired, (ii) depletion expense applied to the adjusted basis of the properties acquired and (iii) interest expense on additional borrowings necessary to finance the acquisitions. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

	For the Year Ended December 31,
	2014 (1)	2013
	(In thousands, except per unit amounts)
Revenues	$636,684	$613,344
Net income (loss)	153,843	194,092
Basic and diluted earnings per unit	2.20	3.08

(1) Amounts represent historical revenues and expenses from January 1, 2014 through the respective dates of acquisition.

The following unaudited pro forma combined results of operations are provided for the year ended December 31, 2012 as though the Undisclosed Seller Acquisition, Goodrich Acquisition, and Menemsha Acquisition had been completed on January 1, 2011. The unaudited pro forma financial information was derived from the historical combined statements of operations of the Partnership and the previous owners and adjusted to include: (i) the revenues and direct operating expenses associated with oil and gas properties acquired, (ii) depletion expense applied to the adjusted basis of the properties acquired and (iii) interest expense on additional borrowings necessary to finance the acquisitions. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transactions occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

For the Year
Ended December 31,
2012
(In thousands, except per unit amounts)
Revenues	$320,746
Net income	35,021
Basic and diluted earnings per unit	0.53